Earnings Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - Predecessor	3 Months Ended
Mar. 31, 2024 shares
Tranche B Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings (loss) per share	186,933
Tranche C Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings (loss) per share	55,872